CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[RetainedEarningsMember]
Balance as at Dec. 31, 2011	$ 206,533	$ 231	$ 208,827	$ (2,525)
Balance of shares as at Dec. 31, 2011		23,076,161
Net income / (loss)	4,107			4,107
Compensation cost on restricted stock	447		447
Dividends declared and paid	(9,231)			(9,231)
Balance as at Jun. 30, 2012	201,856	231	209,274	(7,649)
Balance of shares as at Jun. 30, 2012		23,076,161
Balance as at Dec. 31, 2012	238,758	322	263,537	(25,101)
Balance of shares as at Dec. 31, 2012		32,191,964
Net income / (loss)	(36,844)			(36,844)
Issuance of common stock, net of issuance costs	6,534	12	6,522
Issuance of common stock, net of issuance costs, shares		1,286,494
Compensation cost on restricted stock	322		322
Dividends declared and paid	(19,447)			(19,447)
Balance as at Jun. 30, 2013	$ 189,323	$ 334	$ 270,381	$ (81,392)
Balance of shares as at Jun. 30, 2013		33,478,458